Sales revenue (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	100.00%	100.00%	100.00%
Revenue	$ 55,954,228	$ 48,485,561	$ 52,347,271
Colombia [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	50.50%	51.00%	49.80%
Revenue	$ 28,236,092	$ 24,745,172	$ 26,066,621
United States Of America [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	22.40%	24.70%	22.80%
Revenue	$ 12,532,932	$ 11,956,967	$ 11,921,720
Asia [member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	11.00%	5.60%	11.70%
Revenue	$ 6,136,796	$ 2,717,414	$ 6,123,593
Europe [member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	1.80%	6.10%	7.60%
Revenue	$ 1,030,617	$ 2,945,951	$ 3,981,926
Central America And Caribbean [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	10.80%	7.30%	6.40%
Revenue	$ 6,070,565	$ 3,551,894	$ 3,366,978
South America And Others [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	3.50%	5.30%	1.70%
Revenue	$ 1,947,226	$ 2,568,163	$ 886,433